CONVERGE DIRECT ACQUISITION (Details 1) - USD ($)	Mar. 31, 2022	Mar. 22, 2022	Jun. 30, 2021	Jun. 30, 2020
CONVERGE DIRECT ACQUISITION (Details)
Current assets		$ 33,856,000
Fixed assets		233,000
Other non current assets		4,340,000
Intangible assets		71,000,000
Goodwill	$ 60,896,000	41,528,000	$ 19,368,000	$ 17,362,000
Current liability		(30,576,000)
Other non current liabilities		(5,506,000)
Consideration		$ 114,875,000